Financial Liabilities - Summary of Financial Liabilities (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 KRW (₩)
Current
Short-term borrowings	₩ 696,793
Current portion of long-term borrowings and bonds	1,242,904			₩ 1,553,907
Lease liabilities	37,387
Current financial liabilities	1,977,084			1,553,907
Non-current
Bonds	2,741,516			1,772,599
Derivatives	20,592			25,758
Lease liabilities	51,125
Non-current financial liabilities	11,612,910			7,030,628
Won [member]
Current
Short-term borrowings	696,793
Current portion of long-term borrowings and bonds	638,048			150,651
Non-current
Non-current financial liabilities	2,692,560			2,700,608
Bonds	1,426,894			1,446,393
Foreign currencies [member]
Current
Short-term borrowings		$ 353	¥ 1,737
Non-current
Non-current financial liabilities	6,107,117			2,531,663
Bonds	₩ 456,237			₩ 326,206